CONVERTIBLE NOTES (Details Textual 1)										1 Months Ended															12 Months Ended
	Feb. 10, 2016	Dec. 09, 2015 USD ($)	Oct. 15, 2015 USD ($)	Jul. 14, 2015 USD ($)	Jun. 04, 2015 USD ($) $ / shares	Mar. 12, 2015 USD ($) $ / shares	Feb. 10, 2015 USD ($)	Dec. 10, 2014 USD ($) $ / shares	Dec. 09, 2014 USD ($) $ / shares	Feb. 17, 2016	Oct. 31, 2015 USD ($)	Oct. 28, 2015 USD ($) $ / shares shares	Jul. 15, 2015 USD ($)	Jun. 04, 2015 USD ($) $ / shares	Jun. 02, 2015 USD ($)	Apr. 27, 2015 USD ($)	Apr. 24, 2015 USD ($)	Apr. 20, 2015 USD ($)	Mar. 20, 2015 USD ($)	Feb. 17, 2015 USD ($)	Feb. 15, 2015 USD ($)	Jan. 27, 2015 USD ($)	Jul. 18, 2014 USD ($)	Jul. 02, 2014 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares	Feb. 22, 2016 $ / shares	May 19, 2015 USD ($)	Aug. 06, 2014 USD ($)	Sep. 30, 2013 $ / shares
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 4,000,000																	$ 250,000
Debt Instrument, Unamortized Discount					$ 20,000									$ 20,000															$ 25,000
Proceeds from Notes Payable																						$ 50,000
Noninterest Expense Transfer Agent and Custodian Fees																						7,779
Legal Fees																						2,500
Expense Related to Distribution or Servicing and Underwriting Fees																						5,000
Net Proceeds From Notes Issued																						34,721
Amortization of debt discount																									$ 3,534,817	$ 295,795
Debt Conversion, Original Debt, Amount								$ 7,368	$ 5,357														$ 50,000
Debt Conversion, Converted Instrument, Amount																								$ 139,680	0	152,285
Debt Convertible Note cash Purchase					220,000									220,000
Repayments of Debt		$ 269,976																							(13,582)	$ (28,455)
Debt Instrument, Increase (Decrease), Other, Net																									$ 50,000
Proceeds from Interest Received														1,997
Percentage Of Conversion Rate Of Lowest Trading Bid Price																									22.50%
Common stock, par value | $ / shares																									$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.60															$ 0.045			$ 0.0698
Debt Discounts For Fees Paid																									$ 3,888,280	$ 529,500
Receivable From Deposit Control Account Non Current																									1,200,000
Receivable From Deposit Control Account Current																									$ 375,000
Common Stock, Capital Shares Reserved for Future Issuance | shares																									300,000,000
Long-term Debt, Gross																									$ 4,350,000
Class of Warrant or Right, Outstanding | shares																									37,569,634
Debt Instrument, Redemption, Description												Subject to the conditions set forth in the Debenture, the Company has the right at any time to redeem some or all of the total outstanding amount then remaining under the Debenture in cash at a price equal to 125% of the total amount of the Debenture outstanding on the twentieth (20th) trading date following the date the Company delivers notice of such redemption to the Purchaser.
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																									$ 29,091
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 0.0011	$ 0.0011															$ 0.0709	$ 0.03
Debt Instrument, Periodic Payment, Principal																									$ 285,024
Six Month Consulting Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																					5.00%
Debt Instrument, Maturity Date																					Aug. 15, 2015
Debt Instrument, Unamortized Premium																					$ 60,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																					60.00%
Debt Instrument, Increase, Accrued Interest																									3.274
Additionally Debt Instrument Unamortized Premium																									60,000
Debt Conversion, Converted Instrument, Amount																					$ 90,000
Debt Instrument, Periodic Payment, Principal																									90,000
Two Year Consulting Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Debt Instrument, Maturity Date						Mar. 11, 2017
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						75.00%
Debt Conversion, Converted Instrument, Amount						$ 60,000
Interest Payable																									5,159
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 0.0175
Debt Instrument, Periodic Payment, Principal																									$ 60,000
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					1,215,000									1,215,000
Debt Instrument, Interest Rate, Stated Percentage																									16.00%
Debt Instrument, Unamortized Discount					$ 110,000									110,000
Debt Instrument, Percentage of Repayment, If prepaid within 60 days of the issuance date																									130.00%
Debt Instrument, Percentage of Repayment, if prepaid 60 but less than 121 days after the issuance date																									140.00%
Debt Instrument, Percentage of Repayment, if prepaid 120 but less than 180 days after the issuance date																									150.00%
Proceeds from Notes Payable											$ 1,150,000
Percentage of Consideration Received					10.00%
Promissory Note Payable Issued For Services											$ 50,000
Debt Instrument, Description											the Company entered into a Promissory Note with a Lender whereby the Lender loaned the Company $1,200,000 in exchange for the issuance of a Promissory Note (the Promissory Note). The Company issued the Promissory Note with a principal amount of $1,200,000 to the Lender. The Promissory Note has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Promissory Note; or (ii) June 24, 2016. On its face, the Promissory Note does not accrue any interest. In the event that the Lender does not proceed with a subsequent financing, beginning on the 46th day following the Issuance Date, the Note will have a one-time interest adjustment of $180,000 on the outstanding principal of the Promissory Note. Additionally, if the Lender does not wish to proceed with a subsequent financing, the Promissory Note will also be convertible into common stock at the lower of (i) $0.0346; or (ii) a twenty percent (20%) discount to the average of the two lowest closing prices of the common stock in the five trading days prior to the date of conversion.
Convertible Note Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Percentage of Repayment, If prepaid within 60 days of the issuance date																									130.00%
Debt Instrument, Percentage of Repayment, if prepaid 60 but less than 121 days after the issuance date																									140.00%
Debt Instrument, Percentage of Repayment, if prepaid 120 but less than 180 days after the issuance date																									150.00%
Convertible Note Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 45,000															40,909
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Debt Instrument, Maturity Date	Feb. 10, 2016
Debt Instrument, Unamortized Discount							$ 7,500
Debt Instrument, Unamortized Premium																						$ 40,909
Debt Instrument, Convertible, Threshold Trading Days	180						180															180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger							55.00%															55.00%
Additionally Debt Instrument Unamortized Premium							$ 36,818															$ 40,909
Debt Conversion, Original Debt, Amount																						50,000
Interest Payable																						$ 609
Convertible Note Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				$ 45,000
Debt Instrument, Interest Rate, Stated Percentage																				8.00%
Debt Instrument, Maturity Date																				Feb. 17, 2016
Debt Instrument, Unamortized Discount																				$ 7,500
Debt Instrument, Convertible, Threshold Trading Days																				180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger										55.00%
Convertible Note Payable Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																			$ 150,000
Debt Instrument, Interest Rate, Stated Percentage																			8.00%
Debt Instrument, Maturity Date																			Mar. 20, 2016
Debt Instrument, Unamortized Premium																			$ 122,727
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																			55.00%
Additionally Debt Instrument Unamortized Premium																			$ 122,727
Interest Payable																			8,779
Debt Instrument, Periodic Payment, Principal																			$ 150,000
Convertible Note Payable Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 170,500
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Maturity Date						Mar. 12, 2016
Debt Instrument, Unamortized Discount						$ 13,000
Debt Instrument, Unamortized Premium						$ 139,500
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						55.00%
Debt Instrument, Increase, Accrued Interest																									$ 7,859
Additionally Debt Instrument Unamortized Premium																									139,500
Debt Instrument, Periodic Payment, Principal																									170,500
Convertible Back-End Note Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																									75,000
Convertible Back-End Note Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																									75,000
Convertible Back-End Note Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																									50,000
Convertible Back-End Note Payable Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																									150,000
Convertible Note Payable Eight [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Maturity Date						Dec. 16, 2015
Debt Instrument, Unamortized Premium						$ 75,310
Debt Instrument, Convertible, Threshold Trading Days						180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						58.00%
Additionally Debt Instrument Unamortized Premium													$ 137,915												22,593
Debt Instrument, Periodic Payment, Principal						$ 104,000							104,000
Prepayment Penalties													31,043
Debt Instrument, Periodic Payment, Interest													$ 2,872
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 45,000
Debt Instrument, Maturity Date																	Feb. 10, 2015
Debt Instrument, Unamortized Discount																	$ 7,500
Debt Instrument, Unamortized Premium																	$ 36,818								22,909	13,909
Debt Instrument, Convertible, Threshold Trading Days																	180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																	55.00%
Debt Instrument, Increase, Accrued Interest																									1,525
Legal Fees																	$ 2,250
Net Proceeds From Notes Issued																	35,250
Additionally Debt Instrument Unamortized Premium																									36,818
Debt Instrument, Periodic Payment, Principal																									45,000
Convertible Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 45,000
Debt Instrument, Maturity Date																	Feb. 17, 2015
Debt Instrument, Unamortized Discount																	$ 7,500
Debt Instrument, Unamortized Premium																	$ 36,818								22,909	13,909
Debt Instrument, Convertible, Threshold Trading Days																	180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																	55.00%
Debt Instrument, Increase, Accrued Interest																									3,610
Legal Fees																	$ 2,250
Net Proceeds From Notes Issued																	$ 35,250
Additionally Debt Instrument Unamortized Premium																									36,818
Debt Instrument, Periodic Payment, Principal																									45,000
Convertible Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 170,500
Debt Instrument, Maturity Date																Mar. 12, 2015
Debt Instrument, Unamortized Discount																$ 13,000
Debt Instrument, Unamortized Premium																$ 139,500
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																55.00%
Debt Instrument, Increase, Accrued Interest																									7,142
Legal Fees																$ 7,500
Net Proceeds From Notes Issued																$ 150,000
Additionally Debt Instrument Unamortized Premium																									139,500
Debt Instrument, Periodic Payment, Principal																									170,500
Convertible Promissory Back-End Notes One [Member]
Debt Instrument [Line Items]
Convertible Notes Payable																									45,000			$ 37,500
Convertible Promissory Back-End Notes Two [Member]
Debt Instrument [Line Items]
Convertible Notes Payable																									45,000			37,500
Convertible Promissory Back-End Notes Three [Member]
Debt Instrument [Line Items]
Convertible Notes Payable																									170,500			157,500
Convertible Promissory Back-End Notes Four [Member]
Debt Instrument [Line Items]
Convertible Notes Payable																									150,000			150,000
Convertible Promissory Back-End Notes Five [Member]
Debt Instrument [Line Items]
Convertible Notes Payable																												17,500
Convertible Promissory Back-End Notes Six [Member]
Debt Instrument [Line Items]
Convertible Notes Payable																												37,500
Convertible Promissory Back-End Notes Seven [Member]
Debt Instrument [Line Items]
Convertible Notes Payable																												37,500
Convertible Promissory Back-End Notes Eight [Member]
Debt Instrument [Line Items]
Convertible Notes Payable																												157,500
Convertible Promissory Back-End Notes Nine [Member]
Debt Instrument [Line Items]
Convertible Notes Payable																												150,000
Convertible Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 352,500
Debt Instrument, Maturity Date				May 19, 2015
Debt Instrument, Unamortized Premium				$ 288,409
Debt Instrument, Convertible, Threshold Trading Days				180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				55.00%
Debt Instrument, Increase, Accrued Interest				$ 15,864																					2,154
Proceeds from Notes Payable				17,690
Net Proceeds From Notes Issued				$ 334,810
Additionally Debt Instrument Unamortized Premium																									261,818
Debt Instrument, Periodic Payment, Principal																									320,000
Secured Investor Note One [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount					$ 30,000									30,000
Legal Fees					5,000
Debt Convertible Note cash Purchase					335,000									335,000
Secured Investor Note Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount					20,000									20,000
Debt Convertible Note cash Purchase					220,000									220,000
Secured Investor Note Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount					20,000									20,000
Debt Convertible Note cash Purchase					$ 220,000									$ 220,000
Execution Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					10.00%									10.00%
Debt Instrument, Unamortized Discount					$ 30,000									$ 30,000
Proceeds from Notes Payable														$ 201,997
Legal Fees					$ 5,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.07									$ 0.07
Debt Convertible Note cash Purchase					$ 300,000									$ 300,000
Secured Debt, Secured Percentage by Lender					40.00%
Market Capitalization Minimum Amount														$ 3,000,000
Convertible Note Payable Nine [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																		$ 17,500
Debt Instrument, Interest Rate, Stated Percentage																		8.00%
Debt Instrument, Maturity Date																		Apr. 20, 2016
Debt Instrument, Unamortized Premium																		$ 14,318
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																		55.00%
Debt Instrument, Increase, Accrued Interest																									849
Additionally Debt Instrument Unamortized Premium																									14,318
Debt Instrument, Periodic Payment, Principal																									17,500
Convertible Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount															$ 150,000
Debt Instrument, Maturity Date															Mar. 20, 2015
Debt Instrument, Unamortized Premium															$ 122,727
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger															55.00%
Debt Instrument, Increase, Accrued Interest																									8,059
Legal Fees															$ 7,500
Net Proceeds From Notes Issued															$ 142,500
Additionally Debt Instrument Unamortized Premium																									122,727
Debt Instrument, Periodic Payment, Principal																									150,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 4,400,000
Convertible Notes Payable																									$ 782,500			$ 782,500
Debt Instrument, Increase (Decrease), Other, Net												25,000
Cancellation Of Debt												1,200,000
Debt Related Commitment Fees and Debt Issuance Costs												$ 50,000
Warrant Issued To Purchase Of Shares | shares												26,190,476
Warrants Term												4 years
Common stock, par value | $ / shares												$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.60
Amount Will Be Deposited Into Deposit Control Account												$ 2,800,000
Debt Instrument Increase Decrease Reason For Registration Effective												$ 25,000
Class of Warrant or Right, Outstanding | shares																									26,190,476
Warrants Not Settleable in Cash, Fair Value Disclosure																									$ 712,110
Debenture [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												5.00%
Debt Instrument, Debt Default, Interest Rate												18.00%
Interest Payable																									217,500
Debt Instrument, Description												payable quarterly in cash (or if certain conditions are met, in stock at the Companys option) on January 1, April 1, July 1 and October 1. The Debenture was, prior to Addendum, convertible at any time, in whole or in part, at the Purchasers option into shares of the Companys Common Stock at a conversion price equal to $0.042, which is the volume weighted average price of the Companys Common Stock five days prior to the execution of the Debenture (subject to adjustment) (the Conversion Price). At any time after the effective date of the registration statement, the Purchaser has the opportunity to convert up to an aggregate of $2,090,000 of the Debenture, at one or more conversion dates, into shares of Common Stock at a conversion price equal to the VWAP of the Common Stock over the five (5) trading days prior to such Effective Date. The Purchaser option to convert at such a conversion price expires when the Purchaser converts an aggregate of $2,090,000 of the Debenture using such conversion price. If the volume weighted average price of the Company Common Stock on any trading day is less than the Conversion Price, the Purchaser may convert at a price per share equal to a twenty percent (20%) discount to the average of the two lowest closing prices during the five trading days prior to the date of conversion. At no time will the Purchaser be entitled to convert any portion of the Debenture to the extent that after such conversion, the Purchaser (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of Common Stock as of such date. During the year ended June 30, 2016, the Company withdrew a principal amount of $2,800,000 from the deposit control account, of which $269,976 was paid directly as partial payment of a note dated June 4, 2015 and $33,437 were paid directly to legal fees resulting in net cash proceeds of $2,496,587 received by the Company. An aggregate total of $1,955,300 ofthese notes were bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 12). During the year ended June 30, 2016, the Company converted $2,790,806 of principal and $108,750 of accrued interest into shares of the Companys common stock (See Note 8). Accrued interest as of June 30, 2016 was $108,750.
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.60
Discount On Debt Issued Percentage												10.00%
Long-term Debt, Gross																									4,350,000
Debt Discounts [Member]
Debt Instrument [Line Items]
Amortization of debt discount																									$ 3,534,817	$ 114,033
Convertible Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																									55.00%
Debt Instrument, Increase, Accrued Interest																									$ 5,900
Additionally Debt Instrument Unamortized Premium																									245,455
Debt Instrument, Periodic Payment, Principal																									300,000
Debt Instrument, Periodic Payment, Interest																									$ 11,356
Proceeds from Sale of Notes Receivable			$ 407,735
Accreted Put Premium			351,818
Proceeds from Collection of Notes Receivable			430,000
Payments for Legal Settlements			$ 22,265